SCHEDULE OF EXERCISE PRICES AND REMAINING CONTRACTUAL LIVES OF OUTSTANDING OPTIONS (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	765,579	428,457
Exercise price outstanding	$ 8.14	$ 7.55
Weighted average remaining contractual life outstanding	7 years 9 months 18 days	8 years 10 months 24 days
Number of options Exercisable	528,031	64,291
Exercise price Exercisable	$ 8.25	$ 9.15
Weighted average remaining contractual life Exercisable	9 years 4 months 13 days	8 years 2 months 12 days
Equity Classified Awards [Member] | Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	40,654	49,400
Exercise price outstanding	$ 3.22	$ 3.32
Weighted average remaining contractual life outstanding	9 years 1 month 6 days	9 years 7 months 6 days
Number of options Exercisable
Exercise price Exercisable
Equity Classified Awards [Member] | Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	37,594	39,782
Exercise price outstanding	$ 4.23	$ 4.35
Weighted average remaining contractual life outstanding	8 years 8 months 12 days	9 years 2 months 12 days
Number of options Exercisable	11,751
Exercise price Exercisable	$ 4.23
Weighted average remaining contractual life Exercisable	8 years 8 months 12 days
Equity Classified Awards [Member] | Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	9,617	9,618
Exercise price outstanding	$ 4.63	$ 4.80
Weighted average remaining contractual life outstanding	8 years 6 months	8 years 10 months 24 days
Number of options Exercisable	3,525	2,077
Exercise price Exercisable	$ 4.63	$ 4.80
Weighted average remaining contractual life Exercisable	8 years 6 months	8 years 10 months 24 days
Equity Classified Awards [Member] | Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	13,115	13,115
Exercise price outstanding	$ 4.71	$ 4.92
Weighted average remaining contractual life outstanding	8 years 7 months 6 days	9 years 1 month 6 days
Number of options Exercisable	4,099
Exercise price Exercisable	$ 4.71
Weighted average remaining contractual life Exercisable	8 years 7 months 6 days
Equity Classified Awards [Member] | Exercise Price Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	48,222	59,482
Exercise price outstanding	$ 5.74	$ 5.95
Weighted average remaining contractual life outstanding	8 years	8 years 6 months
Number of options Exercisable	24,863	19,809
Exercise price Exercisable	$ 5.74	$ 5.95
Weighted average remaining contractual life Exercisable	8 years	8 years 6 months
Equity Classified Awards [Member] | Exercise Price Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	85,247	96,177
Exercise price outstanding	$ 7.12	$ 7.43
Weighted average remaining contractual life outstanding	8 years 2 months 12 days	8 years 8 months 12 days
Number of options Exercisable	39,346	28,416
Exercise price Exercisable	$ 7.12	$ 7.43
Weighted average remaining contractual life Exercisable	8 years 2 months 12 days	8 years 8 months 12 days
Equity Classified Awards [Member] | Exercise Price Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	75,309	46,050
Exercise price outstanding	$ 7.57	$ 7.89
Weighted average remaining contractual life outstanding	3 years 6 months	9 years 3 months 18 days
Number of options Exercisable	75,309
Exercise price Exercisable	$ 7.57
Weighted average remaining contractual life Exercisable	3 years 6 months
Equity Classified Awards [Member] | Exercise Price Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	46,048	46,050
Exercise price outstanding	$ 7.61	$ 9.04
Weighted average remaining contractual life outstanding	8 years 9 months 18 days	9 years 3 months 18 days
Number of options Exercisable	46,048
Exercise price Exercisable	$ 7.61
Weighted average remaining contractual life Exercisable	8 years 9 months 18 days
Equity Classified Awards [Member] | Exercise Price Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	238,340	46,050
Exercise price outstanding	$ 7.82	$ 11.78
Weighted average remaining contractual life outstanding	6 years 3 months 18 days	9 years 3 months 18 days
Number of options Exercisable	238,340
Exercise price Exercisable	$ 7.82
Weighted average remaining contractual life Exercisable	6 years 3 months 18 days
Equity Classified Awards [Member] | Exercise Price Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	36,931	22,733
Exercise price outstanding	$ 8.73	$ 18.07
Weighted average remaining contractual life outstanding	8 years 9 months 18 days	7 years 9 months 18 days
Number of options Exercisable		13,989
Exercise price Exercisable		$ 18.07
Weighted average remaining contractual life Exercisable		7 years 9 months 18 days
Equity Classified Awards [Member] | Exercise Price Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	36,931
Exercise price outstanding	$ 11.35
Weighted average remaining contractual life outstanding	8 years 9 months 18 days
Number of options Exercisable
Exercise price Exercisable
Equity Classified Awards [Member] | Exercise Price Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	78,336
Exercise price outstanding	$ 15.63
Weighted average remaining contractual life outstanding	6 years 3 months 18 days
Number of options Exercisable	68,793
Exercise price Exercisable	$ 15.63
Weighted average remaining contractual life Exercisable	6 years 3 months 18 days
Equity Classified Awards [Member] | Exercise Price Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding	19,235
Exercise price outstanding	$ 17.47
Weighted average remaining contractual life outstanding	7 years 3 months 18 days
Number of options Exercisable	15,957
Exercise price Exercisable	$ 17.47
Weighted average remaining contractual life Exercisable	7 years 3 months 18 days
Liability Classified Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		405,714
Exercise price outstanding		$ 9.72
Weighted average remaining contractual life outstanding		6 years 2 months 12 days
Number of options Exercisable		386,016
Exercise price Exercisable		$ 10.52
Weighted average remaining contractual life Exercisable		6 years 1 month 6 days
Liability Classified Awards [Member] | Exercise Price One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		78,110
Exercise price outstanding		$ 7.55
Weighted average remaining contractual life outstanding		4 years 1 month 6 days
Number of options Exercisable		78,110
Exercise price Exercisable		$ 7.55
Weighted average remaining contractual life Exercisable		4 years 1 month 6 days
Liability Classified Awards [Member] | Exercise Price Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		239,009
Exercise price outstanding		$ 7.78
Weighted average remaining contractual life outstanding		6 years 9 months 18 days
Number of options Exercisable		239,009
Exercise price Exercisable		$ 7.78
Weighted average remaining contractual life Exercisable		6 years 9 months 18 days
Liability Classified Awards [Member] | Exercise Price Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		78,795
Exercise price outstanding		$ 15.67
Weighted average remaining contractual life outstanding		6 years 10 months 24 days
Number of options Exercisable		59,097
Exercise price Exercisable		$ 15.67
Weighted average remaining contractual life Exercisable		6 years 10 months 24 days
Liability Classified Awards [Member] | Exercise Price Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding		9,800
Exercise price outstanding		$ 25.62
Weighted average remaining contractual life outstanding		4 months 24 days
Number of options Exercisable		78,110
Exercise price Exercisable		$ 25.62
Weighted average remaining contractual life Exercisable		4 months 24 days